UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY               2/14/08
     ------------------------      --------------------    -----------------
            [Signature]              [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         ---------------------------

Form 13F Information Table Entry Total:  82
                                         ---------------------------

Form 13F Information Table Value Total:  353,989
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                     TITLE OF                    VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS            CUSIP    (x1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
-----------------------              --------        ---------  --------  -------  --- ----  ------- ---------- -----   ------  ----
1  ABB LTD  ZUERICH  ADR             ADRS STOCKS     000375204      6365   221000  SH         SOLE               221000  0       0
2  ABX AIR, INC. CMN                 COMMON STOCK    00080S101      6302  1507700  SH         SOLE              1507700  0       0
3  AGRIA CORP ADR                    ADRS STOCKS     00850H103      4339   417600  SH         SOLE               417600  0       0
4  AMERICAN ECOLOGY COR P COM STK    COMMON STOCK    025533407      2933   124899  SH         SOLE               124899  0       0
5  AMERICAN EXPRESS CO. CMN          OPTIONS - PUTS  025816109     13005   250000  SH   PUT   SOLE               250000  0       0
6  AMERON INTL CORP DEL  COM STK     COMMON STOCK    030710107       829     9000  SH         SOLE                 9000  0       0
7  ANDERSONS INC  COM STK            COMMON STOCK    034164103      6623   147825  SH         SOLE               147825  0       0
8  ARTESIAN RES CORP CL A COM STK    COMMON STOCK    043113208      5073   268409  SH         SOLE               268409  0       0
9  AUGUSTA RESOURCE CORPORATION CMN  COMMON STOCK    050912203      1026   233800  SH         SOLE               233800  0       0
10 BAKER MICHAEL CORP  COM STK       COMMON STOCK    057149106      3893    94717  SH         SOLE                94717  0       0
11 BHP BILLITON LTD SPONSORED ADR
   CMN                               OPTIONS - PUTS  088606108     11206   160000  SH   PUT   SOLE               160000  0       0
12 BIOFUEL ENERGY CORP               COMMON STOCK    09064Y109      2281   324473  SH         SOLE               324473  0       0
13 CALGON CARBON CORP  COM STK       COMMON STOCK    129603106      2384   150006  SH         SOLE               150006  0       0
14 CALIFORNIA PIZZA KITCHEN INC CMN  COMMON STOCK    13054D109      1657   106400  SH         SOLE               106400  0       0
15 CALIFORNIA WTR SVC G ROUP COM     COMMON STOCK    130788102     11820   319300  SH         SOLE               319300  0       0
16 CHINA AUTOMOTIVE SYS INC CMN      COMMON STOCK    16936R105       648    83600  SH         SOLE                83600  0       0
17 CHINA SECURITY AND SURVEILLANC*E
   TECHNOLOGY, INC. CMN              COMMON STOCK    16942J105      2151    98500  SH         SOLE                98500  0       0
18 CLEAN HBRS INC  COM STK           COMMON STOCK    184496107      3295    63734  SH         SOLE                63734  0       0
19 CONNECTICUT WATER SE RVICES IN    COMMON STOCK    207797101       824    34966  SH         SOLE                34966  0       0
20 DANAHER CORPORATION (DELAWARE)
   CMN                               COMMON STOCK    235851102      3167    36100  SH         SOLE                36100  0       0
21 DISCOVER FINL SVCS                OPTIONS - PUTS  254709108      3770   250000  SH   PUT   SOLE               250000  0       0
22 DRYSHIPS INC  COM STK             COMMON STOCK    Y2109Q101      4528    58495  SH         SOLE                58495  0       0
23 EMC CORP MASS  COM STK            COMMON STOCK    268648102      5114   276000  SH         SOLE               276000  0       0
24 FMC CORP  COM STK                 COMMON STOCK    302491303      5820   106700  SH         SOLE               106700  0       0
25 FOSTER WHEELER LTD COM            COMMON STOCK    G36535139      1938    12500  SH         SOLE                12500  0       0
26 FUELCELL ENERGY INC  COM STK      COMMON STOCK    35952H106      1803   181720  SH         SOLE               181720  0       0
27 FUELCELL ENERGY INC  COM STK      OPTIONS - CALLS 35952H106      3968   400000  SH  CALL   SOLE               400000  0       0
28 FUELCELL ENERGY INC  COM STK      OPTIONS - PUTS  35952H106      1722   173600  SH   PUT   SOLE               173600  0       0
29 GENERAL CABLE CORP D EL NEW CO    COMMON STOCK    369300108     10741   146581  SH         SOLE               146581  0       0
30 GRAFTECH INTERNATION AL LTD       COMMON STOCK    384313102      2302   129700  SH         SOLE               129700  0       0
31 GREAT A&P TEA CO.INC. CMN         COMMON STOCK    390064103      3183   101600  SH         SOLE               101600  0       0
32 HAYNES INTERNATIONAL, INC. CMN    COMMON STOCK    420877201     11596   166845  SH         SOLE               166845  0       0
33 HERCULES INC  COM STK             COMMON STOCK    427056106      6304   325800  SH         SOLE               325800  0       0
34 HORSEHEAD HOLDING  CORP COM ST    COMMON STOCK    440694305      7066   416411  SH         SOLE               416411  0       0
35 HUGHES COMMUNICATIONS INC         COMMON STOCK    444398101      2933    53700  SH         SOLE                53700  0       0
36 INTEROIL CORPORATION CMN          COMMON STOCK    460951106      6263   325200  SH         SOLE               325200  0       0
37 ISHARES MSCI JAPAN INDEX FD
   MARKET INDEX                      ETF             464286848       997    75000  SH         SOLE                75000  0       0
38 ISHARES RUSSELL 2000              OPTIONS - PUTS  464287655     31659   417000  SH   PUT   SOLE               417000  0       0
39 ISHARES S&P GLOBAL CONSUMER
   STAPLES INDEX FUND ETF FUND       ETF             464288737      1375    21850  SH         SOLE                21850  0       0
40 ITRON INC  COM STK                COMMON STOCK    465741106      3791    39500  SH         SOLE                39500  0       0
41 IVANHOE MINES LTD CMN             COMMON STOCK    46579N103      6910   644000  SH         SOLE               644000  0       0
42 IVANHOE MINES LTD CMN             OPTIONS - CALLS 46579N103      1073   100000  SH  CALL   SOLE               100000  0       0
43 JA SOLAR HLD ADR                  ADRS STOCKS     466090107      2641    37833  SH         SOLE                37833  0       0
44 KAYDON CORP  COM STK              COMMON STOCK    486587108      4576    83900  SH         SOLE                83900  0       0
45 LDK SOLAR CO LTD ADR              OPTIONS - PUTS  50183L107      564     12000  SH   PUT   SOLE                12000  0       0
46 LSB INDS INC  COM STK             COMMON STOCK    502160104      3135   111082  SH         SOLE               111082  0       0
47 MAGUIRE PPTYS INC                 OPTIONS - CALLS 559775101      2947   100000  SH  CALL   SOLE               100000  0       0
48 MCDERMOTT INTERNATIO NAL INC C    COMMON STOCK    580037109      4020    68100  SH         SOLE                68100  0       0
49 MEMC ELECTRONIC MATE RIALS INC    COMMON STOCK    552715104      1434    16200  SH         SOLE                16200  0       0
50 MIDDLESEX WATER CO  COM STK       COMMON STOCK    596680108      3891   205316  SH         SOLE               205316  0       0
51 NAVIOS MARITIME PARTNERS L P U    COMMON STOCK    Y62267102      7634   398640  SH         SOLE               398640  0       0
52 NORTHWEST AIRLINES CORPORATION
   CMN                               COMMON STOCK    667280408       606    41775  SH         SOLE                41775  0       0
53 NORTHWEST PIPE CO  COM STK        COMMON STOCK    667746101      4846   123802  SH         SOLE               123802  0       0
54 OCEAN PWR TECHNOLOGI ES INC CO    COMMON STOCK    674870308       794    48898  SH         SOLE                48898  0       0
55 PALL CORP  COM STK                COMMON STOCK    696429307      5975   148200  SH         SOLE               148200  0       0
56 PARTICLE DRILLING TECHNOLOGIES,
   INC. CMN                          COMMON STOCK    70212G101       904   350000  SH         SOLE               350000  0       0
57 PERINI CORP  COM STK              COMMON STOCK    713839108       538    13000  SH         SOLE                13000  0       0
58 RANGE RESOURCES CORPORATION CMN   COMMON STOCK    75281A109      1114    21686  SH         SOLE                21686  0       0
59 RETAIL HOLDRS TR                  OPTIONS - PUTS  76127U101     15870   170000  SH   PUT   SOLE               170000  0       0
60 ROCKWELL COLLINS, INC. CMN        COMMON STOCK    774341101      5995    83300  SH         SOLE                83300  0       0
61 ROSETTA RESOURCES INC CMN         COMMON STOCK    777779307      1102    55596  SH         SOLE                55596  0       0
62 RTI INTERNATIONAL METALS CMN      COMMON STOCK    74973W107       972    14100  SH         SOLE                14100  0       0
63 SCHLUMBERGER LTD CMN              COMMON STOCK    806857108      5145    52300  SH         SOLE                52300  0       0
64 SCIENTIFIC GAMES CORPORATION CMN
   CLASS A                           COMMON STOCK    80874P109      4545   136700  SH         SOLE               136700  0       0
65 SELECT 'SPDR' TR                  OPTIONS - PUTS  81369Y100      6255   150000  SH   PUT   SOLE               150000  0       0
66 SHANDA INTERACTIVE ENTMT LTD
   SPONSORED ADR CMN                 COMMON STOCK    81941Q203      4398   131900  SH         SOLE               131900  0       0
67 SJW CORP  COM STK                 COMMON STOCK    784305104      1331    38400  SH         SOLE                38400  0       0
68 SOUTHWEST WTR CO  COM STK         COMMON STOCK    845331107       560    44700  SH         SOLE                44700  0       0
69 STANDARD & POORS DEP RCPTS SPDR   OPTIONS - CALLS 78462F103      4386    30000  SH  CALL   SOLE                30000  0       0
70 STANDARD & POORS DEP RCPTS SPDR   ETF             78462F103      3173    21700  SH         SOLE                21700  0       0
71 STERLING CONSTR INC  COM STK      COMMON STOCK    859241101      1353    62000  SH         SOLE                62000  0       0
72 TEEKAY CORPORATION CMN            COMMON STOCK    Y8564W103      3900    73300  SH         SOLE                73300  0       0
73 TELVENT GIT  ALCOBEN DAS COM S    COMMON STOCK    E90215109      1560    54895  SH         SOLE                54895  0       0
74 VERASUN ENERGY CORP  COM STK      OPTIONS - PUTS  92336G106      1487    97300  SH   PUT   SOLE                97300  0       0
75 VERIFONE HLDGS INC                OPTIONS - PUTS  92342Y109      4748   204200  SH   PUT   SOLE               204200  0       0
76 VERIFONE HOLDINGS, INC. CMN       COMMON STOCK    92342Y109      6278   270000  SH         SOLE               270000  0       0
77 WALTER INDS INC  COM STK          COMMON STOCK    93317Q105      4567   127100  SH         SOLE               127100  0       0
78 WATTS WATER TECHNOLO GIES INC     COMMON STOCK    942749102      2853    95751  SH         SOLE                95751  0       0
79 WELLCARE HEALTH PLANS INC         OPTIONS - CALLS 94946T106      6362   150000  SH  CALL   SOLE               150000  0       0
80 WESTLAKE CHEM                     COMMON STOCK    960413102      3905   205645  SH         SOLE               205645  0       0
81 YINGLI GREEN ENERGY HOLD ADR      ADRS STOCKS     98584B103      2252    58200  SH         SOLE                58200  0       0
82 YINGLI GREEN ENERGY HOLD ADR      OPTIONS - CALLS 98584B103       697    18000  SH  CALL   SOLE                18000  0       0
                                                                $353,988.70